intangible assets and goodwill (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 23, 2021 CAD ($) item	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
intangible assets and goodwill
Balance at beginning of the period		$ 22,208
Amortization		1,090	$ 905
Balance at end of the period		24,766	22,208
Accumulated impairment losses of goodwill		7,281	7,160
Contractual commitments for the acquisition of intangible assets		26	56
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		27,437	22,901
Additions		3,136	640
Additions arising from business acquisitions		621	4,207
Dispositions, retirements and other		(760)	(398)
Net foreign exchange differences		(141)	87
Balance at end of the period		30,293	27,437
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(5,229)	(4,748)
Amortization		1,090	905
Dispositions, retirements and other		785	428
Net foreign exchange differences		7	4
Balance at end of the period		(5,527)	(5,229)
Allowance for doubtful accounts
intangible assets and goodwill
Accumulated impairment losses of goodwill		0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period		9,910
Balance at end of the period		12,185	9,910
Spectrum licences | Innovation, Science and Economic Development
intangible assets and goodwill
Number of spectrum licenses purchased | item	142
Purchase price	$ 1,950
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		9,910	9,937
Additions		2,272
Additions arising from business acquisitions			9
Dispositions, retirements and other		3	(36)
Balance at end of the period		12,185	9,910
Spectrum Licences 3500 MHz | Innovation, Science and Economic Development
intangible assets and goodwill
Purchase price		249
Spectrum Licences 2500 MHz | Innovation, Science and Economic Development
intangible assets and goodwill
Purchase price		21
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period		15,048
Balance at end of the period		17,485	15,048
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		19,913	17,230
Additions		3,136	640
Additions arising from business acquisitions		366	2,395
Dispositions, retirements and other		(700)	(398)
Net foreign exchange differences		(67)	46
Balance at end of the period		22,648	19,913
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(4,865)	(4,384)
Amortization		1,090	905
Dispositions, retirements and other		785	428
Net foreign exchange differences		7	4
Balance at end of the period		(5,163)	(4,865)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period		5,138
Balance at end of the period		5,300	5,138
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		10,003	7,293
Additions		864	640
Additions arising from business acquisitions		366	2,386
Dispositions, retirements and other		(703)	(362)
Net foreign exchange differences		(67)	46
Balance at end of the period		10,463	10,003
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(4,865)	(4,384)
Amortization		1,090	905
Dispositions, retirements and other		785	428
Net foreign exchange differences		7	4
Balance at end of the period		(5,163)	(4,865)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period		2,450
Balance at end of the period		2,316	2,450
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		2,945	1,032
Additions arising from business acquisitions		161	1,766
Dispositions, retirements and other		(15)	100
Net foreign exchange differences		(63)	47
Balance at end of the period		3,028	2,945
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(495)	(285)
Amortization		288	215
Dispositions, retirements and other		62	10
Net foreign exchange differences		9	5
Balance at end of the period		(712)	(495)
Software
intangible assets and goodwill
Balance at beginning of the period		2,205
Balance at end of the period		2,444	2,205
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		6,479	5,870
Additions		139	88
Additions arising from business acquisitions		187	357
Dispositions, retirements and other		(740)	(421)
Assets under construction put into service		657	586
Net foreign exchange differences		1	(1)
Balance at end of the period		6,723	6,479
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(4,274)	(4,028)
Amortization		750	671
Dispositions, retirements and other		747	424
Net foreign exchange differences		(2)	(1)
Balance at end of the period		(4,279)	(4,274)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period		267
Balance at end of the period		265	267
Access to rights-of-way, crowdsource assets and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		363	137
Additions		5	4
Additions arising from business acquisitions		18	263
Dispositions, retirements and other		52	(41)
Assets under construction put into service		4
Net foreign exchange differences		(5)
Balance at end of the period		437	363
Access to rights-of-way, crowdsource assets and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(96)	(71)
Amortization		52	19
Dispositions, retirements and other		(24)	(6)
Balance at end of the period		(172)	(96)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period		216
Balance at end of the period		275	216
Assets under construction | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		216	254
Additions		720	548
Assets under construction put into service		(661)	(586)
Balance at end of the period		275	216
Goodwill
intangible assets and goodwill
Balance at beginning of the period		7,160
Balance at end of the period		7,281	7,160
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period		7,524	5,671
Additions arising from business acquisitions		255	1,812
Dispositions, retirements and other		(60)
Net foreign exchange differences		(74)	41
Balance at end of the period		7,645	7,524
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period		(364)	(364)
Balance at end of the period		$ (364)	$ (364)